CONTRACT LIABILITIES	12 Months Ended
Mar. 31, 2025
Contract Liabilities
CONTRACT LIABILITIES

NOTE – 16 CONTRACT LIABILITIES

As of March 31, 2024 and 2025, contract liabilities amounted HKD3,569,274 and nil, respectively. The amount represented amount received from customer in advance. The Group receives advanced payment from customer based on contract. Payments are usually received in advance before performance under the contracts which are mainly for provision of event management services to be performed subsequent to the balance sheet date. The expected time band for the contracts are within the next 12 months for which the practical expedient in paragraph 121(a) of IFRS 15 applies. As at March 31, 2025, the Group focuses on investments and co-organizer in event projects and as such, there is no contract liabilities.